Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

As of June 30, 2020 and December 31, 2019, property and equipment consist of the following:

	June 30,	December 31,
	2020	2019
Laboratory equipment	$315,346	$214,838
Furniture and fixtures	93,417	93,417
Computer software and equipment	53,585	50,403
Leasehold improvements	158,092	158,092
Construction Work in Progress – Software	244,479	220,384
	864,919	737,134
Less: accumulated depreciation	(438,068)	(393,107)
Property and equipment, net	$426,851	$344,027

Depreciation expense amounted to $44,961 and $11,147 for the six months ended June 30, 2020 and 2019, respectively. Depreciation expense is reflected in general and administrative expenses in the accompanying statements of operations.

Note 4 – Property and Equipment

As of December 31, 2019 and 2018, property and equipment consist of the following:

	December 31,
	2019	2018
Laboratory equipment	$214,838	$94,905
Furniture and fixtures	93,417	93,417
Computer equipment	50,403	26,830
Leasehold improvements	158,092	158,092
Software	220,384	-
Total property and equipment	737,134	373,244
Less: accumulated depreciation	(393,107)	(347,091)
Property and equipment, net	$344,027	$26,153

Depreciation expense amounted to $46,017 and $10,112 for the years ended December 31, 2019 and 2018, respectively. Depreciation expense is reflected in general and administrative expenses in the accompanying statements of operations.